Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Total post-employment and other non-current employee benefits		$ 2,652	$ 175		$ 3,293	[2]
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	$ 627	480
Non-vested benefit obligation	1,421	1,210
Accumulated benefit obligation	2,048	1,690
Excess of projected defined benefit obligation over accumulated benefit obligation	1,864	1,695
Defined benefit obligation		3,385			3,912
Pension plan funds at fair value		(1,031)			(1,122)
Net defined benefit liability		2,354			2,790
Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	214	40
Non-vested benefit obligation	133	204
Accumulated benefit obligation	347	244
Excess of projected defined benefit obligation over accumulated benefit obligation	$ 283	165
Defined benefit obligation		409			630
Pension plan funds at fair value		(111)			(127)
Net defined benefit liability		$ 298			$ 503

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1